COST OF REVENUES (Tables)	12 Months Ended
Dec. 31, 2019
COST OF REVENUES
Schedule of cost of revenues

	Year Ended December 31,
	2019	2018	2017
	U.S. dollars in thousands
Raw materials, auxiliary materials, subcontractors (including changes in inventories)	$2,555	$2,538	$1,767
Payroll and related expenses (including share-based payment)	2,470	1,806	1,956
Shipping	815	443	500
Depreciation and amortization	552	255	190
Other	592	684	589
	$6,984	$5,726	$5,002